LONG-TERM BORROWINGS DUE TO RELATED PARTY - Future maturities (Details) - Related Party	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
2022	¥ 920,066	$ 142,472
2023	975,474	151,052
2024	1,065,921	165,058
2025	1,164,755	180,363
2026	1,272,753	197,086
Thereafter	2,007,648	310,885
Total	¥ 7,406,617	$ 1,146,916	¥ 8,226,599